Loss Per Common Share - Anti-dilutive Securities (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Class of Stock [Line Items]
Anti-dilutive shares	1,500,000	2,859,448	626,268
Outstanding Warrants
Class of Stock [Line Items]
Anti-dilutive shares	1,500,000	1,500,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Anti-dilutive shares		1,359,448	626,268